Other current non-financial liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Other current non-financial liabilities
Accrued expenses	€ 439,803	€ 135,055
Social security liabilities	223,570	304,864
Liabilities for remaining leave	580,585	613,145
Tax liabilities other than income taxes	392,773	619,172
Contract liabilities	1,794,903	1,021,095
Liability for continued services of employees	400,083	1,083,000
Liabilities due to personnel bonus	1,021,192	2,245,134
Miscellaneous other nonfinancial liabilities	1,136,471	1,561,018
Total	5,989,380	7,582,483
Freight, professional services and office supplies accruals	960,000	507,000
Amount of correction of VAT liabilities	€ 289,000	€ 148,000